Commitments and Contingencies (Schedule of Operating Lease Maturity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2022
Commitments and Contingencies [Abstract]
2024	$ 38	$ 6
2025	28	7
2026	20	7
2027	15	$ 7
2028	11
Thereafter	44
Total undiscounted lease payments	156
Less imputed interest	(9)
Total operating lease obligations	$ 147		$ 169
Operating lease, not yet commenced, term	15 years
Operating lease, lease not yet commenced, amount	$ 64